Significant accounting judgements, estimates and uncertainties (Details)	12 Months Ended
Jun. 30, 2023
Significant Accounting Judgements, Estimates And Uncertainties [Abstract]
Weighted average amortized period of contract cost	4 years 2 months 12 days